MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 14:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets (including Property, plant and equipment and operating lease right-of-use assets) by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2019, 2018 and 2017, respectively:

	Year ended December 31,
	2019	2018	2017

USA	$250,471	$239,241	$245,361
Australia (including New Zealand)	108,150	131,086	137,559
Canada	85,975	99,678	97,838
Israel	38,693	39,894	44,489
Europe	37,756	34,457	28,679
Rest of World	24,929	31,515	34,221

	$545,974	$575,871	$588,147

For the year ended December 31, 2017 the Company had one customer accounted for approximately 11% of its revenues. No customer represented 10% or more of the Company’s revenues for the years ended December 31, 2019 and 2018.

b.	The following table presents total long-lived assets as of December 31, 2019 and 2018:

	December 31,
	2019	2018

Israel	$136,037	$94,069
Australia	7,669	2,464
USA	118,458	114,984
Canada	5,676	902
Rest of World	8,983	919

	$276,823	$213,338